Operating Leases - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Cost [Abstract]
Right-of-use asset, net	$ 148,589	$ 72,939
Lease liabilities, current	83,757	72,230
Lease liabilities, non-current	62,842
Total operating lease liabilities	146,599	72,230
Amortization of right-of-use assets	85,787	84,108
Interest of operating lease liabilities	2,379	5,508
Total	$ 88,166	$ 89,616